Statutory Information (Details Narrative) - Nonadjusting Event [Member] $ / shares in Units, $ in Millions	Apr. 28, 2025 USD ($) $ / shares shares	May 22, 2025 USD ($)	Apr. 28, 2025 AUD ($) shares
Arena Investors LP [Member]
IfrsStatementLineItems [Line Items]
Conversion of convertible debentures discount percentage	10.00%
Conversion of convertible debentures | $	$ 150,000
Conversion of convertible debentures per share | $ / shares	$ 0.6758
Conversion of convertible debentures shares | shares	221,957
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
Conversion of loan		$ 10,000,000	$ 4.9
Conversion of convertible loan shares | shares			4,452,479
Conversion of convertible loan per share | $ / shares	$ 0.7241